Short-Term Borrowings and Long-Term Debt - Additional Information (Detail) ¥ / shares in Units, ¥ in Millions, $ in Billions				12 Months Ended
	Oct. 31, 2020 JPY (¥)	Jul. 31, 2020 JPY (¥)	Jul. 21, 2015 JPY (¥) TradingDay ¥ / shares	Mar. 31, 2021 JPY (¥) ¥ / shares	May 10, 2021 ¥ / shares	Jul. 31, 2020 USD ($)	Mar. 31, 2020 JPY (¥) ¥ / shares
Debt Instrument [Line Items]
Short-term borrowings				¥ 1,187,868			¥ 810,176
Long-term debt including current portion				904,993			664,773
Aggregate principal amount newly issued for repayment of borrowings and debt | $						$ 2.0
JBIC Facility [Member]
Debt Instrument [Line Items]
Aggregate principal amount newly issued for repayment of borrowings and debt | $						1.2
Percentage of debt borrowed in USD		60.00%
Japanese Private Banks [Member]
Debt Instrument [Line Items]
Aggregate principal amount newly issued for repayment of borrowings and debt		¥ 86,000				$ 0.8
Percentage of debt borrowed in JPY		40.00%
DH Publishing, LP [Member]
Debt Instrument [Line Items]
Percentage of equity interest acquired		60.00%				60.00%
Sony Financial Holdings Inc [Member]
Debt Instrument [Line Items]
Borrowing from bank	¥ 74,000	¥ 322,500		396,500
Repaid outstanding balance				396,500
Securities Pledged As Collaterals
Debt Instrument [Line Items]
Marketable securities pledged as collateral				54,624
Pledged housing loans, book value				562,731
Long-term secured loan				240,000
Investments Pledged As Collaterals
Debt Instrument [Line Items]
Marketable securities pledged as collateral				326,156
Investments Pledged As Collaterals | Other Current Liabilities
Debt Instrument [Line Items]
Short-term borrowings				373,274
Minimum
Debt Instrument [Line Items]
Long-term Debt, Term		8 years				8 years
Maximum
Debt Instrument [Line Items]
Long-term Debt, Term		10 years				10 years
Committed Lines of Credit
Debt Instrument [Line Items]
Line of credit facility, remaining borrowing capacity				¥ 580,453
Line of credit facility, period up to which company can borrow				180 days
Commercial Paper Programs
Debt Instrument [Line Items]
Line of credit facility, remaining borrowing capacity				¥ 1,053,550
Line of credit facility, period up to which company can borrow				270 days
Cash settlements, variation margins of futures markets and certain other purposes
Debt Instrument [Line Items]
Marketable securities and securities investments pledged as collateral, book value				¥ 12,769
Repurchase agreement, weighted average interest rate of 0.06%
Debt Instrument [Line Items]
Short-term borrowings				917,792
Marketable securities pledged as collateral				787,977
Repurchase agreement, weighted average interest rate of 0.06% | Securities Pledged As Collaterals
Debt Instrument [Line Items]
Short-term borrowings				917,792
Call Money Weighted Average Interest Rate -0.03%
Debt Instrument [Line Items]
Short-term borrowings				211,417
Call Money Weighted Average Interest Rate -0.03% | Securities Pledged As Collaterals
Debt Instrument [Line Items]
Short-term borrowings				59,500
Marketable securities and securities investments pledged as collateral, book value				68,863
Unsecured zero coupon convertible bonds, due 2022
Debt Instrument [Line Items]
Long-term debt including current portion			¥ 120,000	¥ 41,189			¥ 119,531
Debt instrument interest rate			130.00%
Stock acquisition rights, start date			Sep. 01, 2015
Stock acquisition rights, end date			Sep. 28, 2022
Conversion price per common share | ¥ / shares			¥ 5,008.0	¥ 4,982.5	¥ 4,969.2		¥ 4,996.0
Amount in excess of dividends for which conversion price is adjusted | ¥ / shares			¥ 25
Debt instrument outstanding percentage			100.00%
Debt instrument redeemable date			Jul. 21, 2020
Debt instrument conversion price percentage on consecutive trading days			130.00%
Debt instrument, convertible, consecutive trading days | TradingDay			20
Basis for conversion bonds outstanding				If each of the closing sales prices per share of Sony Group Corporation’s common stock on the Tokyo Stock Exchange for 20 consecutive trading days is 130% or more of the conversion price of the Zero Coupon Convertible Bonds applicable on those trading days, subject to a public announcement of specified information within 15 days from the last day of those trading days
Unsecured zero coupon convertible bonds, due 2022 | Minimum
Debt Instrument [Line Items]
Conversion price per common share | ¥ / shares			¥ 3,526.5
Amount in excess of dividends for which conversion price is adjusted | ¥ / shares							25
Unsecured zero coupon convertible bonds, due 2022 | Maximum
Debt Instrument [Line Items]
Conversion price per common share | ¥ / shares			¥ 5,008.0
Amount in excess of dividends for which conversion price is adjusted | ¥ / shares							¥ 55